Provisions, income tax liabilities and other liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provisions, income tax liabilities and other liabilities	Provisions, income tax liabilities and other liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2020	2019	2018
Provisions	7,219	7,353	6,883
Other non-current liabilities(a)	317	288	323
Total	7,536	7,641	7,206
(a) Includes derivative financial instruments: €92 million as of December 31, 2020, €10 million as of December 31, 2019, €7 million as of December 31, 2018.

Other current liabilities are described in Note D.19.5.
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post-employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)		Total
Balance at January 1, 2018	3,959		750	514	1,975		7,198
Changes in scope of consolidation	(6)		(2)	—	37		29
Increases in provisions	251	(a)	93	387	306	(b)	1,037
Provisions utilized	(529)	(a)	(101)	(3)	(160)		(793)
Reversals of unutilized provisions	(36)	(a)	(5)	(15)	(190)		(246)
Transfers	(22)		10	(251)	(26)		(289)
Net interest related to employee benefits, and unwinding of discount	70		4	—	24		98
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	36		12	—	2		50
Actuarial gains and losses on defined-benefit plans(c)	(201)		—	—	—		(201)
Balance at December 31, 2018	3,522		761	632	1,968		6,883
Changes in scope of consolidation	(1)		—	—	—		(1)
Increases in provisions	213	(a)	189	393	554	(b)	1,349
Provisions utilized	(285)	(a)	(102)	(3)	(132)		(522)
Reversals of unutilized provisions	(209)	(a)	(3)	(15)	(511)	(d)	(738)
Transfers	92		(3)	(411)	168		(154)
Net interest related to employee benefits, and unwinding of discount	83		5	3	18		109
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	35		8	1	6		50
Actuarial gains and losses on defined-benefit plans(c)	377		—	—	—		377
Balance at December 31, 2019	3,827		855	600	2,071		7,353
Changes in scope of consolidation	(3)		—	—	8		5
Increases in provisions	253	(a)	169	688	369		1,479
Provisions utilized	(566)	(a)	(109)	(5)	(113)		(793)
Reversals of unutilized provisions	(233)	(a)	(5)	(42)	(245)		(525)
Transfers	12		—	(369)	(64)		(421)
Net interest related to employee benefits, and unwinding of discount	57		2	1	8		68
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	(117)		(33)	(5)	(59)		(214)
Actuarial gains and losses on defined-benefit plans(c)	267		—	—	—		267
Balance at December 31, 2020	3,497		879	868	1,975		7,219
(a) In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds, and plan settlements; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments..
(b) Amounts charged during the period include changes to estimates of future expenditures on environmental risks.
(c) Amounts recognized in Other comprehensive income (see Note D.15.7.).
(d) This amount mainly comprises a reversal of a provision resulting from a settlement of litigation (see Note D.28.).

D.19.1. Provisions for pensions and other post-employment benefits
Sanofi offers its employees pension plans and other post-employment benefit plans. The specific features of the plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. These employee benefits are accounted for in accordance with IAS 19 (see Note B.23.).
Sanofi’s pension obligations in four major countries represented approximately 89% of the total value of the defined-benefit obligation and approximately 87% of the total value of plan assets as of December 31, 2020. The features of the principal defined-benefit plans in each of those four countries are described below.
France
Lump-sum retirement benefit plans
All employees working for Sanofi in France are entitled on retirement to a lump-sum payment, the amount of which depends both on their length of service and on the rights guaranteed by collective and internal agreements. The employee’s final salary is used in calculating the amount of these lump-sum retirement benefits. These plans represent approximately 41% of Sanofi’s total obligation in France.
Defined-benefit pension plans
These plans provide benefits from the date of retirement. Employees must fulfil a number of criteria to be eligible for these benefits. All of these plans are now closed, the only plan still open to new entrants having been closed in 2019. These plans represent approximately 59% of Sanofi’s total obligation in France.
Germany
Top-up defined-benefit pension plan
The benefits offered under this pension plan are wholly funded by the employer (there are no employee contributions) via a Contractual Trust Agreement (CTA), under which benefits are estimated on the basis of a career average salary. Employees are entitled to receive an annuity under this plan if their salary exceeds the social security ceiling. The amount of the pension is calculated by reference to a range of vesting rates corresponding to salary bands. The plan also includes disability and death benefits. This plan represents approximately 65% of Sanofi’s total obligation in Germany.
Sanofi-Aventis plus (SAV plus)
A top-up pension plan (SAV plus) replaced a previous top-up defined-benefit plan. New entrants joining the plan after April 1, 2015 contribute to a defined-contribution plan that is partially funded via the company’s CTA.
All employees whose salary exceeds the social security ceiling are automatically covered by the plan. The employer’s contribution is 15% of the amount by which the employee’s salary exceeds the social security ceiling.
Multi-employer plan (Pensionskasse)
This is a defined-benefit plan treated as a defined-contribution plan, in accordance with the accounting policies described in Note B.23. Currently, contributions cover the level of annuities. Only the portion relating to the future revaluation of the annuities is included in the defined-benefit pension obligation. The obligation relating to this revaluation amounted to €773 million as of December 31, 2020, versus €694 million as of December 31, 2019 and €673 million as of December 31, 2018. This plan represents approximately 22% of Sanofi’s total defined-benefit obligation in Germany.
United States
Defined-benefit pension plans
In the United States, there are two types of defined-benefit plan:
•“Qualified” plans within the meaning of the Employee Retirement Income Security Act of 1974 (ERISA), which provide guaranteed benefits to eligible employees during retirement, and in the event of death or disability. Employees can elect to receive a reduced annuity, in exchange for an annuity to be paid in the event of their death to a person designated by them. An annuity is also granted under the plan if the employee dies before retirement age. Eligible employees do not pay any contributions. These plans are closed to new entrants, and the vesting of rights for future service periods is partially frozen. These plans represent approximately 53% of Sanofi’s total obligation in the United States.
•“Non-qualified” plans within the meaning of ERISA provide top-up retirement benefits to some eligible employees depending on the employee’s level of responsibility and subject to a salary cap. These plans represent approximately 12% of Sanofi’s total obligation in the United States.
Healthcare cover and life insurance
Sanofi companies provide some eligible employees with healthcare cover and life insurance during the retirement period (the company’s contributions are capped at a specified level). These plans represent approximately 35% (or €734 million) of Sanofi’s total obligation and 4% (or €44 million) of total plan assets in the United States.
United Kingdom
Defined-benefit pension plans
Sanofi operates a number of pension plans in the United Kingdom that reflect past acquisitions. The most significant arrangements are defined-benefit plans that have been closed since October 1, 2015. With effect from that date, employees can no longer pay into these plans.
Under these defined-benefit plans, an annuity is paid from the retirement date. This annuity is calculated on the basis of the employee’s length of service as of September 30, 2015, and of the employee’s final salary (or salary on the date he or she leaves Sanofi).
The rates used for the vesting of rights vary from member to member. For most members, rights vest at the rate of 1.25% or 1.50% of final salary for each qualifying year of service giving entitlement. The notional retirement age varies according to the category to which the member belongs, but in most cases retirement is at age 65. Members may choose to retire before or after the notional retirement age (60 years), in which case the amount of the annual pension is adjusted to reflect the revised estimate of the length of the retirement phase. Pensions are usually indexed to the Retail Price Index (RPI). Members paid a fixed-percentage contribution into their pension plan (the percentage varied according to the employee category), and the employer topped up the contribution to the required amount. These plans represent approximately 100% of Sanofi’s total obligation in the United Kingdom.
For service periods subsequent to October 1, 2015, employees belong to a new defined-contribution plan.
Actuarial assumptions used to measure Sanofi’s obligations
Actuarial valuations of Sanofi’s benefit obligations were computed by management with assistance from external actuaries as of December 31, 2020, 2019 and 2018.
Those calculations were based on the following financial and demographic assumptions:

	2020						2019					2018
	France	Germany		USA	UK		France	Germany		USA	UK	France	Germany		USA	UK
Discount rate(a)/(b)	0.00% or 0.55%	0.00% or 0.55%		2.40%	1.35%		0.25% or 0.75%	0.25% or 0.75%		3.00%	2.00%	1.25% or 1.75%	1.25% or 1.75%		4.00%	3.00%
General inflation rate(c)	1.45%	1.45%		2.00%	2.95%		1.30%	1.30%		2.00%	2.85%	1.50%	1.50%		2.00%	3.10%
Pension benefit indexation	1.45%	1.45%		—	2.85%		1.25% to 2.25%	1.30%		—	2.80%	1.25% to 2.25%	1.50%		—	3.00%
Healthcare cost inflation rate	—	—	(d)	3.50% to 4.50%	4.45%	(e)	2.00%	—	(d)	5.52%	4.35%	2.00%	—	(d)	5.66%	1.50%
Retirement age	62 to 67	62		55 to70	60 to 65		62 to 67	62		55 to 70	60 to 65	62 to 67	62		55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G		RP2012 Proj. G. Scale MP2019 White Collar	SAPS S2		TGH/ TGF 05	Heubeck RT 2018 G		RP2014 G. Scale MP2018	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2016	SAPS S2
(a) The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b) The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c) Inflation for the euro zone is determined using a multi-criterion method.
(d) No post-employment healthcare benefits are provided in Germany.
(e) Healthcare cost inflation rate in the United Kingdom of 1.50% above the general inflation rate.

Weighted average duration of obligation for pensions and other long-term benefits in principal countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2020				2019				2018
(years)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Weighted average duration	13	16	16	18	13	15	14	17	13	15	13	17
Sensitivity analysis
The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	USA	UK
Discount rate	-0.50%	+140	+272	+171	+337
General inflation rate	+0.50%	+64	+377	+1	+216
Pension benefit indexation	+0.50%	+71	+367	—	+160
Healthcare cost inflation rate	+0.50%	—	—	+14	—
Mortality table	+1 year	+41	+83	+55	+154
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2020	2019	2018
Measurement of the obligation:
Beginning of period	13,322	12,055	13,012
Current service cost	218	199	231
Interest cost	194	293	260
Actuarial losses/(gains) due to changes in demographic assumptions	41	(61)	204
Actuarial losses/(gains) due to changes in financial assumptions	946	1,481	(841)
Actuarial losses/(gains) due to experience adjustments	(24)	(119)	(14)
Plan amendments, curtailments or settlements not specified in the terms of the plan(a)	(945)	(259)	(96)
Plan settlements specified in the terms of the plan	(75)	(78)	(83)
Benefits paid	(545)	(504)	(647)
Changes in scope of consolidation and transfers	(12)	13	(46)
Currency translation differences	(443)	302	75
Obligation at end of period	12,677	13,322	12,055
Fair value of plan assets:
Beginning of period	9,651	8,610	9,106
Interest income on plan assets	138	211	190
Difference between actual return and interest income on plan assets	696	926	(450)
Administration costs	(14)	(7)	(8)
Plan settlements specified in the terms of the plan	(75)	(78)	(83)
Plan settlements not specified in the terms of the plan	(739)	(64)	(78)
Contributions from plan members	6	6	6
Employer’s contributions	490	250	392
Benefits paid	(469)	(470)	(510)
Changes in scope of consolidation and transfers	—	—	6
Currency translation differences	(326)	267	39
Fair value of plan assets at end of period	9,358	9,651	8,610
Net amount shown in the balance sheet:
Net obligation	3,319	3,671	3,445
Effect of asset ceiling	1	1	—
Net amount shown in the balance sheet at end of period	3,320	3,672	3,445
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)	(177)	(155)	(77)
Obligations provided for	3,497	3,827	3,522
Net amount recognized at end of period	3,320	3,672	3,445
Benefit cost for the period:
Current service cost	218	199	231
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan(a)	(206)	(195)	(18)
Net interest (income)/cost	57	83	70
Contributions from plan members	(7)	(6)	(6)
Administration costs and taxes paid during the period	14	7	8
Expense recognized directly in profit or loss	76	88	285
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	267	377	(201)
Expense/(gain) for the period	343	465	84
(a) For 2019, this line mainly comprises the favorable impact of the amendment to the remaining top-up pension plan, following the application of the Pacte law in France. For 2020, it mainly comprises a reduction in post-employment benefit liabilities following the announcement of voluntary redundancy programs, primarily in Europe.
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2020	France	Germany	USA	UK	Other	Total
Measurement of obligation	1,999	3,580	2,091	3,561	1,446	12,677
Fair value of plan assets	906	2,661	1,077	3,536	1,178	9,358
Effect of asset ceiling	—	—	—	—	1	1
Net amount shown in the balance sheet at end of period	1,093	919	1,014	25	269	3,320

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2019	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,077	3,470	2,948	3,388	1,439	13,322
Fair value of plan assets	956	2,516	1,774	3,258	1,147	9,651
Effect of asset ceiling	—	—	—	—	1	1
Net amount shown in the balance sheet at end of period	1,121	954	1,174	130	293	3,672

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2018	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,091	3,262	2,597	2,858	1,247	12,055
Fair value of plan assets	931	2,217	1,622	2,862	978	8,610
Net amount shown in the balance sheet at end of period	1,160	1,045	975	(4)	269	3,445
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2020	2019	2018
Securities quoted in an active market	94.8%	87.4%	99.2%
Cash and cash equivalents	3.5%	1.8%	1.4%
Equity instruments	24.8%	22.6%	22.3%
Bonds and similar instruments	59.9%	55.8%	66.5%
Real estate	3.4%	3.8%	4.2%
Commodities	0.9%	0.9%	0.7%
Other	2.3%	2.5%	4.1%
Other securities	5.2%	12.6%	0.8%
Hedge funds	0.4%	—%	—%
Insurance policies	4.8%	12.6%	0.8%
Total	100.0%	100.0%	100.0%
Sanofi has a long-term objective of maintaining or increasing the extent to which its pension obligations are covered by assets. To this end, Sanofi uses an asset-liability management strategy, matching plan assets to its pension obligations. This policy aims to ensure the best fit between the assets held on the one hand, and the associated liabilities and expected future payments to plan members on the other. To meet this aim, Sanofi operates a risk monitoring and management strategy (mainly focused on interest rate risk and inflation risk), while investing a growing proportion of assets in high-quality bonds with comparable maturities to those of the underlying obligations and in contracts entered into with leading insurance companies to fund certain post-employment benefit obligations.
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2020	France	Germany	USA	UK	Other	Total
Current service cost	62	49	51	—	56	218
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(94)	10	(123)	—	1	(206)
Net interest cost/(income) including administration costs and taxes paid during the period	9	13	34	5	10	71
Contributions from plan members	—	—	—	—	(7)	(7)
Expense/(gain) recognized directly in profit or loss	(23)	72	(38)	5	60	76
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	24	121	22	115	(15)	267
Expense/(gain) for the period	1	193	(16)	120	45	343

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2019	France	Germany	USA	UK	Other	Total
Current service cost	62	42	42	—	53	199
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(193)	13	(12)	(2)	(1)	(195)
Net interest cost/(income) including administration costs and taxes paid during the period	20	17	40	2	11	90
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	(111)	72	70	—	57	88
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	89	(4)	148	133	11	377
Expense/(gain) for the period	(22)	68	218	133	68	465

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2018	France	Germany	USA	UK	Other	Total
Current service cost	78	51	46	—	56	231
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(5)	(20)	3	5	(1)	(18)
Net interest cost/(income) including administration costs and taxes paid during the period	17	12	35	4	10	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	90	43	84	9	59	285
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(155)	(13)	(38)	7	(2)	(201)
Expense/(gain) for the period	(65)	30	46	16	57	84
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2020				2019				2018
	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Actuarial gains/(losses) arising during the period(a)	(24)	(121)	(22)	(115)	(89)	5	(148)	(133)	155	13	38	(7)
Comprising:
Gains/(losses) on experience adjustments(b)	26	76	214	341	149	331	210	242	21	(154)	(131)	(118)
Gains/(losses) on demographic assumptions	20	—	(42)	(14)	—	—	—	63	(7)	(67)	7	(144)
Gains/(losses) on financial assumptions	(70)	(197)	(194)	(442)	(238)	(326)	(358)	(438)	141	234	162	255
(a) Gains and losses arising from changes in assumptions are due primarily to changes in the discount rate.
(b) Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2020	2019	2018
Net pre-tax actuarial loss	(3,471)	(3,207)	(2,834)
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2020	2019	2018
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	11,543	12,057	10,995
Present value of unfunded obligations	1,134	1,265	1,060
Total	12,677	13,322	12,055
The total expense for pensions and other post-employment benefits (€76 million in 2020) is allocated between income statement line items as follows:

(€ million)	2020	2019	2018
Cost of sales	75	46	67
Research and development expenses	62	25	77
Selling and general expenses	(34)	(22)	84
Other operating (income)/expenses, net	(18)	(3)	(21)
Restructuring costs	(66)	(41)	8
Financial expenses	57	83	70
Total	76	88	285
The estimated amounts of employer’s contributions to plan assets in 2021 are as follows:

(€ million)	France	Germany	USA	UK	Other	Total
Employer’s contributions in 2021 (estimate):
2021	—	—	—	3	39	42
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for the next ten years:

(€ million)	France	Germany	USA	UK	Other	Total
Estimated future benefit payments:
2021	145	186	95	119	62	607
2022	64	190	88	122	53	517
2023	74	195	88	126	56	539
2024	84	199	91	130	60	564
2025	80	203	85	134	58	560
2026 to 2029	529	1,024	439	734	340	3,066
The table below shows estimates as of December 31, 2020 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

	Total	Payments due by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,134	61	99	102	872
D.19.2. Restructuring provisions
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2020	2019	2018
Balance, beginning of period	1,390	1,572	1,086
Of which:
•Classified in non-current liabilities	600	632	514
•Classified in current liabilities	790	940	572
Change in provisions recognized in profit or loss for the period	767	760	1,035
Provisions utilized	(663)	(897)	(605)
Transfers	20	(51)	54
Unwinding of discount	1	3	—
Currency translation differences	(16)	3	2
Balance, end of period	1,499	1,390	1,572
Of which:
•Classified in non-current liabilities	868	600	632
•Classified in current liabilities	631	790	940
Provisions for employee termination benefits as of December 31, 2020 amounted to €1,260 million (compared with €1,125 million as of December 31, 2019 and €895 million as of December 31, 2018).
The provisions apply mainly to France, and relate to various voluntary redundancy programs:
•collectively-agreed termination programs involving a number of legal entities that were announced at the end of June 2020 as part of the rollout of the "Play to Win" strategy, and that included an end-of-career paid leave plan and an end-of-career transition plan, plus a voluntary redundancy program announced by Sanofi-Aventis Recherche & Développement in connection with the reorganization of R&D operations in France;
•programs announced in 2019 relating to (i) R&D (Sanofi-Aventis Recherche & Développement), and (ii) sales forces (the "SAF 2019" plan implemented by Sanofi-Aventis France);
•collectively-agreed termination programs announced in 2018 relating to reorganization of support functions ("Horizon 2020" plan);
•the program announced in 2016 in connection with Sanofi's new strategic roadmap plan (the "Forward" plan).
The remainder of the provision for France comprises termination benefits associated with previously-announced programs (early retirement plans and end-of-career transition plans).
The provision includes the present values of:
•gross annuities for self-funded plans;
•employer’s social security charges on early retirement annuities for all plans (outsourced and self-funded);
•the levy charged on those annuities under the “Fillon” law (only for plans with termination of employment contracts).
The average residual holding periods under these plans were 1.99 years, 1.72 years and 2.03 years as of December 31, 2020, 2019 and 2018, respectively.
The main other countries covered by restructuring provisions are Germany and the United States.
The timing of future termination benefit payments is as follows:

December 31, 2020	Total	Benefit payments by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	889	295	457	124	13
•Other countries	371	195	149	18	9
Total	1,260	490	606	142	22

December 31, 2019		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	694	314	268	110	2
•Other countries	431	343	79	6	3
Total	1,125	657	347	116	5

December 31, 2018		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	623	302	242	71	8
•Other countries	272	187	62	6	17
Total	895	489	304	77	25
Restructuring provisions as of December 31, 2020 also include €110 million (versus €154 million as of December 31, 2019) relating to the transfer to Evotec of the infectious diseases early-stage R&D portfolio and research unit. Restructuring provisions as of December 31, 2019 and December 31, 2018 also included amounts of €22 million and €68 million, respectively, relating to a five-year commitment to Evotec regarding the Toulouse R&D site in France; that commitment expired in 2020.
D.19.3. Other provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2020	2019	2018
Environmental risks	713	737	680
Product liability risks, litigation and other	1,262	1,334	1,288
Total	1,975	2,071	1,968
Provisions for environmental risks relate primarily to contingencies arising from business divestitures, and include remediation costs relating to such environmental risks.
Identified environmental risks are covered by provisions estimated on the basis of the costs Sanofi believes it will be obliged to meet over a period not exceeding (other than in exceptional cases) 30 years. Sanofi expects that €189 million of those provisions will be utilized in 2021, and €234 million over the period from 2022 through 2025.
“Product liability risks, litigation and other” mainly comprises provisions for risks relating to product liability (including IBNR provisions as described in Note B.12.), government investigations, regulatory or antitrust law claims, contingencies arising from business divestitures (other than environmental risks), and remediation costs related to leases.
The main pending legal and arbitral proceedings and government investigations are described in Note D.22.
A full risk and litigation assessment is performed with the assistance of Sanofi’s legal advisers, and provisions are recorded as required by circumstances in accordance with the principles described in Note B.12.
D.19.4. Non-current income tax liabilities
Non-current income tax liabilities amounted to €1,733 million as of December 31, 2020 (versus €1,680 million as of December 31, 2019 and €1,407 million as of December 31, 2018).
The estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations and payable over 8 years is recognized as a liability, and amounted to €894 million in 2020 versus €974 million in 2019 and €952 million 2018. The resulting residual tax charge generated a non-current liability of €569 million as of December 31, 2020, versus €649 million in 2019 and €635 million in 2018. In accordance with Sanofi accounting policies, this non-current liability is not discounted.
Non-current income tax liabilities include uncertainties over income tax treatments amounting to €1,164 million as of December 31, 2020, versus €1,031 million as of December 31, 2019 and €772 million as of December 31, 2018.
D.19.5. Current provisions and other current liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2020	2019	2018
Taxes payable, other than corporate income taxes	347	361	393
Employee-related liabilities	2,042	1,978	1,989
Restructuring provisions (see Note D.19.2.)	631	790	940
Interest rate derivatives (see Note D.20.)	—	2	—
Currency derivatives (see Note D.20.)	205	87	90
Amounts payable for acquisitions of non-current assets	467	413	497
Customer contract liabilities(a)	252	—	—
Other current liabilities(b)	6,188	6,072	5,060
Total	10,132	9,703	8,969
(a) See Note A.7., "Agreements relating to the recombinant Covid-19 vaccine candidate developed by Sanofi in collaboration with GSK".
(b) As of December 31, 2019, the "Other current liabilities" line included $315 million deposited by Sanofi in an escrow account, the release of which occurred in March 2020 following the signature of a settlement agreement in the CVR litigation between Sanofi and the Trustee.

“Other current liabilities” includes provisions for customer rebates and returns, and for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.).